Debt	12 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7 – LINE OF CREDIT

The Company has entered into a line of credit agreement with a bank.  The maximum borrowing is 125,000.  Interest is calculated at prime plus 1.5% (with an interest rate floor of 6.5%) and is paid monthly.  The line of credit agreement matures on December 5, 2011 at which time the entire principal balance is due.  It has been extended until February 5, 2012.The line of credit is personally guaranteed by the Trust of the former owner of Elasco, who is the president of the Company.  The outstanding balance at September 30, 2011 is 100,000 and December 31, 2010 was 125,000 at 6.5%.

NOTE 8 – NOTES PAYABLE - SHAREHOLDER

Concurrent with the sale of Elasco to Blu Vu, the previous owner agreed to exchange his outstanding demand note, with an outstanding balance of 856,750, for a 10 year note at 5% for 600,000.  The difference of 256,750 was recorded as a gain in other income in 2009.  Total interest accrued for the shareholder for the nine months ending September 30, 2010 was 22,039 and the balance of the note as of September 30, 2010 was 587,684. Payments have not been made on this note since July 2009.  There was 65,180 of accrued interest at September 30, 2011.

The same party received a promissory note for the stock of Elasco for 540,000. The note is due in monthly payments of 10,000 and bears interest at 4.23%.  The note is secured by the stock of Elasco.  Total interest for the shareholder for the nine months ending September 30, 2010 was 16,099 and the balance of the note as of September 30, 2010 was 507,426.  Payments have not been made on this note since August 2009.  There is 46,629 of accrued interest at September 30, 2011.

Both of the above notes are currently in default due to non-payment of principal and interest.  Upon default the loans become due on demand.  The noteholder, who is the Company’s president, has granted a waiver which waives the default under the terms of the notes and releases the Company from any liquidated damage provision.

NOTE 9 – CONVERTIBLE NOTES PAYABLE

During 2009, the Company issued twelve notes payable (the “2009 Convertible Notes”) for a total of 185,500.  These notes are due ranging from September 17, 2010, to March 28, 2011, all bearing interest at 5.0%. These notes payable are convertible into shares of the Company’s common stock at a conversion discount of 70% of the stock bid price but in no event shall the conversion price be less than the par value of 0.001.  All of these notes are currently in default and are due on demand. During the fiscal year end 2011, the Company converted nine notes payable by issuing 445,486,283 shares of the Company’s common stock. At September 30, 2011 and 2010, the balance of these convertible notes payable was 58,500 and 96,167, respectively.

During the quarter ended December 31, 2010, the Company issued three convertible notes payable (the “Magna Notes”) totaling 77,500. These notes bear interest at 10% and mature at various dates ranging from June 2011 through August 2011.These are convertible into shares of the Company’s common stock at a variable conversion price of 50% of the market price (defined at the average of the lowest three trading prices for the common stock during the ten trading day period ending one trading day prior to the date of the conversion notice). These notes become convertible at any time during the period beginning on the six month anniversary (the “Initial Conversion Date”) of the date of these notes and end on the later of the maturity dates and the date of payment of a Default Amount, as defined. During year ended September 30, 2011, the Company issued 233,429,533 shares of common stock to fully convert the notes payable.

During the quarter ended June 30, 2011, the Company issued four convertible notes payable totaling 30,100. These notes bear interest at 5% and they are due on demand. These notes payable are convertible under same terms as the 2009 Convertible Notes. At September 30, 2011, the balance of these convertible notes payable was 30,100.

In January 2011, the Company issued a note payable in the amount of 50,000. This note bears interest at 8% and matures on October 24, 2011. This note is convertible into shares of the Company’s common stock under the same terms as the Magna Notes. In July 2011, on the Initial Conversion Date, the Company recorded a derivative liability of approximately 56,000. In August and September 2011, the note holder converted 46,500 of the convertible note payable. In connection with this conversion, the Company issued 367,500,000 shares of the Company’s common stock. At September 30, 2011, the balance of the convertible notes payable was 3,500.  The related derivative liability was revalued at 7,000 at September 30, 2011.

In February 2011, the Company purchased technology from an unrelated third party for 3,150,000 by issuing a 5% convertible note payable (the Kaleidoscope Note).  The note is due on demand, but not sooner than six months from the date of issuance, and provides for nominal interest at the rate of five (5.0%) percent per annum. The note may be converted into unregistered shares of the Company’s common stock, par value 0.001 per share at the Conversion Price, as defined below, in whole, or in part, at any time beginning 180 days after the date of the notes, at the option of the holder. The Conversion Price shall be equal to 30% multiplied by the Variable Conversion Rate which is equal to the average of the three (3) lowest closing bid prices of the Common Stock during the ten (10) trading day period prior to the date of conversion. The convertible notes payable only become convertible 180 days from issuance, and until the notes payable become convertible, no derivative liability was recorded as a result of the conversion feature. The note became convertible in August 2011 and accordingly, the Company recorded a derivative liability of 5,430,958. At September 30, 2011, the derivative liability was marked-to-market and the balance was 5,432,887.  As of September 30, 2011 there is a balance on this note of 3,073,641, plus accrued interest of 94,433.

In August 17, 2011, the Company was notified that 500,000 of the Kaleidoscope Note was assigned to an unrelated third party. The assigned note payable retained the same conversion terms as the Kaleidoscope Note. The Company recorded a derivative liability of 1,167,416. On August 19, 2011 and September 22, 2011, the note holder converted 21,906 and 13,013, respectively, and the Company issued 146,039,992 and 216,880,251 shares of the Company’s common stock, respectively. As of September 30, 2011, the balance on this note was 465,081. At September 30, 2011, the derivative liability was marked-to-market and the balance was 1,086,271

In August 23, 2011, the Company was notified that 50,000 of the Kaleidoscope Note was assigned to an unrelated third party. The assigned note payable retained the all the same conversion terms as the Kaleidoscope Note with the exception of the Conversion Price. In connection with the assignment, the Company issued an amendment to the note to change the conversion price to 40% of the average of the three lowest closing bid prices of the Common Stock during the ten trading day period prior to the date of conversion. Upon assignment the note became convertible, and, accordingly, the Company recorded a derivative liability of 75,349. On August 29, 2011 and September 16, 2011, the note holder converted 12,500 and 5,000, respectively, and the Company issued 78,125,000 and 83,333,333 shares of the Company’s common stock, respectively. As of September 30, 2011, the balance on this note was 32,500. At September 30, 2011, the derivative liability was marked-to-market and the balance was 49,057.

In September 2011, the Company was notified that 250,000 of the Kaleidoscope Note was assigned to an unrelated third party. The assigned note payable retained the all the same conversion terms as the Kaleidoscope Note. Upon assignment the note became convertible, and, accordingly, the Company recorded a derivative liability of 583,810. As of September 30, 2011, the balance on this note was 250,000. At September 30, 2011, the derivative liability was marked-to-market and the balance was 583,915.

The Company issued financial instruments in the form of convertible notes payable.  These instruments have variable conversion rates.  The conversion features were analyzed for derivative liabilities under GAAP and the Company has determined that they meet the definition of a derivative liability due to the contracts obligations.  Derivative instruments shall also be measured at fair value at each reporting period with gains and losses recognized in current earnings.  The Company calculated the fair value of these instruments using the Black-Scholes Model due to the short duration of the conversion option (less than one year). The significant assumptions used in the calculation of the instrument’s fair value are detailed in the table below.

These instruments were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation.  The instruments do not qualify for hedge accounting, and as such, all future changes in the fair value will be recognized currently in earnings until such time as the instruments are exercised, converted or expire.   The following assumptions were used to determine the fair value of the derivative liabilities at September 30, 2011:

Weighted- average volatility	62.2% - 69.4%
Expected dividends	0.0%
Expected term	0.5 year
Risk-free rate	0.06% to 0.07%

As of September 30, 2011, the Company had authorized unissued common stock of 7,336,687,000 shares, which is not sufficient to cover shares to be issued upon conversion of all convertible notes. As a result, the Company recorded a derivative liability in the amount 7,159,130 on the accompanying consolidated balance sheet.

Current maturities of the notes payable for each of the five years ending September 30 are as follows:

Year	Amount
2012	3,654,823
2013	180,637
2014	118,586
2015	62,355
2016	65,545
Thereafter	178,905
Total	4,260,851